Consolidated Portfolio of Investments
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	9.382%	1,500,000	1,390,272
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-4A Class E
3-month USD LIBOR + 7.950% Floor 7.950% 10/20/2033	10.660%	900,000	845,996
Carlyle Global Market Strategies(a),(b)
Series 2021-5A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/20/2034	8.960%	1,000,000	912,511
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	4.160%	3,100,000	2,994,919
Consumer Loan Underlying Bond Credit Trust(a),(c),(d)
Subordinated Series 2018-P1 Class CERT
07/15/2025	0.000%	100,000	960,000
Subordinated Series 2018-P2 Class CERT
10/15/2025	0.000%	100,000	975,000
ENVA LLC(a)
Series 2019-A Class C
06/22/2026	7.620%	54,179	54,255
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	900,000	828,532
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	700,000	687,503
LendingClub Receivables Trust(a),(c),(d)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	242,250
Series 2020-JPSL Class R
02/15/2025	0.000%	50,000	887,000
LendingPoint Asset Securitization Trust(a),(d),(e)
Subordinated Series 2021-1 Class C
04/15/2027	4.935%	1,150,000	1,108,312
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	1,000,000	932,000
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	2,000,000	1,916,240
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LP LMS Asset Securitization Trust(a)
Series 2021-2A Class A
01/15/2029	1.750%	688,724	675,764
LP LMS Asset Securitization Trust(a),(d),(e)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	500,000	462,813
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class E
3-month USD LIBOR + 7.460% Floor 7.460% 01/19/2034	10.198%	500,000	469,916
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	4.489%	7,000,000	6,848,079
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	100,000	91,333
Octagon Investment Partners 47 Ltd.(a),(b)
Series 2020-1A Class ER
3-month USD LIBOR + 6.250% Floor 6.250% 07/20/2034	8.960%	750,000	681,642
Pagaya AI Debt Selection Trust(a),(d)
Series 2020-2 Class NOTE
12/15/2027	7.500%	230,164	228,438
Pagaya AI Debt Selection Trust(a),(c),(d)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	645,120
Series 2021-1 Class CERT
11/15/2027	0.000%	696,200	155,322
Subordinated Series 2021-5 Class
08/15/2029	0.000%	865,000	521,336
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	570,404	532,570
Series 2021-5 Class A
08/15/2029	1.530%	311,083	300,855
PAGAYA AI Debt Trust(a),(d)
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	800,000	800,000
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month USD LIBOR + 7.050% Floor 7.050% 11/25/2028	10.047%	1,000,000	919,311
Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022	1

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Pass-Through Trust(a),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	199,236	201,228
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	855,900	755,116
RR 16 Ltd.(a),(b)
Series 2021-16A Class D
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2036	8.762%	1,000,000	908,879
SoFi Consumer Loan Program LLC(a),(c),(d),(e)
Series 2016-4 Class R
11/25/2025	0.000%	100,000	501,231
Theorem Funding Trust(a)
Series 2020-1A Class C
10/15/2026	6.250%	2,300,000	2,295,450
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	1,000,000	919,485
Upstart Pass-Through Trust(a),(d)
Series 2020-ST4 Class A
11/20/2026	3.250%	383,861	372,705
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	333,252	319,784
Series 2021-ST7 Class A
09/20/2029	1.850%	291,269	274,186
Upstart Securitization Trust(a)
Subordinated Series 2021-3 Class C
07/20/2031	3.280%	1,200,000	1,083,859
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	1,125,000	1,038,110
Total Asset-Backed Securities — Non-Agency (Cost $41,017,656)			36,737,322

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(f),(g)
Series 2019-102 Class IB
03/16/2060	0.828%	1,374,968	84,081
Series 2019-109 Class IO
04/16/2060	0.804%	2,462,308	148,578
Series 2019-131 Class IO
07/16/2061	0.802%	2,723,120	160,712
Series 2020-19 Class IO
12/16/2061	0.698%	1,784,733	103,222
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-3 Class IO
02/16/2062	0.624%	2,023,859	105,558
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,488,421)			602,151

Commercial Mortgage-Backed Securities - Non-Agency 4.0%

BAMLL Commercial Mortgage Securities Trust(a),(f)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.652%	500,000	425,665
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	4.091%	2,065,000	1,972,329
Subordinated Series 2019-RLJ Class C
1-month USD LIBOR + 1.600% Floor 1.600% 04/15/2036	3.991%	1,250,000	1,216,058
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	3.391%	207,394	201,172
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	4.931%	300,000	280,471
Series 2019-DPLO Class G
1-month USD LIBOR + 3.190% Floor 3.190% 10/15/2034	5.581%	1,000,000	945,000
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	4.791%	1,000,000	925,269
BX Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MFM1 Class G
1-month USD LIBOR + 3.900% Floor 3.900% 01/15/2034	6.291%	100,000	93,986
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,000,000	885,411
Series 2019-OC11 Class E
12/09/2041	4.076%	300,000	247,351
BXP Trust(a),(f)
Subordinated Series 2021-601L Class E
01/15/2044	2.868%	1,500,000	983,519

2	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	5.112%	900,000	838,163
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	5.808%	1,350,000	1,248,811
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.492% Floor 3.333% 11/15/2037	5.884%	638,944	610,253
COMM Mortgage Trust(a),(f)
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	2,200,000	1,914,113
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	645,000	543,092
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,600,000	3,617,864
CSMC Trust(a),(f)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	600,000	452,062
Hilton USA Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.333%	3,000,000	2,600,489
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	1,700,000	1,625,728
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	332,120	287,035
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2021-HTL5 Class E
1-month USD LIBOR + 3.515% Floor 3.515% 11/15/2038	5.906%	650,000	609,400
Subordinated Series 2021-HTL5 Class F
1-month USD LIBOR + 4.265% Floor 4.265% 11/15/2038	6.656%	550,000	506,027
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.283%	600,000	524,625
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	575,000	534,550
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-SFR3 Class E
09/17/2036	3.369%	1,000,000	966,952
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	6,700,000	6,467,256
Subordinated Series 2020-SFR2 Class F
06/17/2037	6.152%	500,000	493,083
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.875% 12/15/2034	3.266%	1,000,000	993,258
Series 2020-SDAL Class E
1-month USD LIBOR + 2.740% Floor 2.740%, Cap 4.500% 02/15/2037	4.500%	500,000	467,657
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $35,377,535)			33,476,649

Residential Mortgage-Backed Securities - Agency(h) 15.7%

Fannie Mae REMICS(b),(g)
CMO Series 2017-81 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2047	3.756%	2,289,473	312,921
Federal Home Loan Mortgage Corp.
05/01/2052- 08/01/2052	3.000%	8,445,591	7,893,939
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 2013-101 Class HS
-1.0 x 1-month USD LIBOR + 6.500% Cap 6.500% 10/25/2043	4.056%	797,947	111,151
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	3.636%	1,377,339	231,961
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	3.606%	1,954,991	343,086
Federal Home Loan Mortgage Corp. REMICS(b),(g)
CMO Series 4606 Class SL
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 12/15/2044	3.609%	4,082,855	491,502

Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022	3

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(g)
CMO Series 5105 Class ID
05/25/2051	3.000%	2,886,889	562,805
CMO Series 5125 Class IT
09/25/2048	2.500%	5,970,139	806,107
Federal National Mortgage Association
05/01/2052	3.000%	4,961,536	4,611,145
08/01/2052	4.000%	11,973,497	11,871,515
Federal National Mortgage Association(b),(g)
CMO Series 2016-53 Class AS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.556%	15,156,478	2,740,738
CMO Series 2020-38 Class WS
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 06/25/2050	2.556%	3,162,697	345,308
Federal National Mortgage Association REMICS(g)
CMO Series 2021-22 Class LI
04/25/2051	3.000%	2,922,651	524,030
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	7.633%	800,000	673,207
Government National Mortgage Association(b),(g)
CMO Series 2019-103 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/20/2049	3.682%	2,365,681	274,779
CMO Series 2019-120 Class CS
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	1.032%	21,148,489	835,837
CMO Series 2019-120 Class SA
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	1.032%	2,402,678	95,953
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	3.732%	2,940,021	384,481
CMO Series 2019-98 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/20/2049	3.732%	8,745,561	1,010,368
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	3.832%	1,530,484	205,142
CMO Series 2020-133 Class DS
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2050	3.932%	6,083,635	835,590
CMO Series 2021-122 Class SB
-1.0 x 30-day Average SOFR + 2.600% Cap 2.600% 07/20/2051	0.542%	8,129,918	106,612
CMO Series 2021-122 Class SG
1-month USD LIBOR + 6.300% Cap 6.300% 07/20/2051	3.932%	4,175,356	561,514
CMO Series 2021-142 Class SL
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 08/20/2051	3.932%	5,324,531	801,558
CMO Series 2021-156 Class SA
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	3.932%	4,067,429	624,212
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.592%	6,216,152	86,397
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	22,429,360	129,500
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	1.192%	3,750,616	89,115
CMO Series 2021-97 Class CS
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 06/20/2051	3.932%	3,791,536	528,190
Government National Mortgage Association(g)
CMO Series 2019-129 Class AI
10/20/2049	3.500%	1,876,338	308,466
CMO Series 2020-104 Class IY
07/20/2050	3.000%	2,723,078	403,634

4	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-129 Class GI
09/20/2050	3.000%	2,711,798	420,792
CMO Series 2020-129 Class YI
09/20/2050	2.500%	3,430,185	457,385
CMO Series 2020-138 Class JI
09/20/2050	2.500%	5,057,159	744,365
CMO Series 2020-153 Class CI
10/20/2050	2.500%	3,334,260	511,570
CMO Series 2020-164 Class CI
11/20/2050	3.000%	2,424,201	366,164
CMO Series 2020-175 Class KI
11/20/2050	2.500%	3,497,712	486,546
CMO Series 2020-185 Class KI
12/20/2050	2.500%	4,883,525	622,783
CMO Series 2020-187 Class AI
12/20/2050	2.500%	4,908,476	616,170
CMO Series 2020-191 Class UC
12/20/2050	4.000%	2,381,481	377,937
CMO Series 2021-1 Class IT
01/20/2051	3.000%	3,804,383	557,376
CMO Series 2021-158 Class VI
09/20/2051	3.000%	2,642,270	428,698
CMO Series 2021-160 Class CI
09/20/2051	2.500%	5,272,375	750,900
CMO Series 2021-188 Class IN
10/20/2051	2.500%	2,917,702	455,196
CMO Series 2021-24 Class MI
02/20/2051	3.000%	2,289,685	346,337
CMO Series 2021-25 Class GI
02/20/2051	2.500%	4,558,275	711,678
CMO Series 2021-7 Class IT
01/16/2051	3.000%	1,859,670	385,436
CMO Series 2021-9 Class MI
01/20/2051	2.500%	824,257	107,850
Uniform Mortgage-Backed Security TBA(i)
09/14/2052	3.500%	17,000,000	16,228,292
09/14/2052	4.000%	38,000,000	37,145,000
09/14/2052	4.500%	30,000,000	29,869,843
Total Residential Mortgage-Backed Securities - Agency (Cost $138,614,112)			130,391,081

Residential Mortgage-Backed Securities - Non-Agency 14.4%

510 Asset Backed Trust(a),(f)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	853,962	789,970
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ajax Mortgage Loan Trust(a),(f)
CMO Series 2021-C Class A
01/25/2061	2.115%	338,065	322,778
Angel Oak Mortgage Trust(a),(f)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	424,865	369,684
Angel Oak Mortgage Trust I LLC(a),(f)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	2,700,000	2,685,868
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	4.194%	123,235	123,154
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	4.944%	200,000	200,526
CMO Series 2020-2A Class M2
1-month USD LIBOR + 6.000% Floor 6.000% 08/26/2030	8.444%	1,700,000	1,746,701
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	7.294%	650,000	657,236
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	6.044%	283,305	286,734
Subordinated CMO Series 2018-1A Class B1
1-month USD LIBOR + 4.250% 04/25/2028	6.509%	400,000	397,681
Subordinated CMO Series 2019-4A Class B1
1-month USD LIBOR + 3.850% Floor 3.850% 10/25/2029	6.294%	950,000	903,685
BRAVO Residential Funding Trust(a),(f)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	291,251
CMO Series 2020-NQM1 Class B2
05/25/2060	5.581%	430,000	419,719
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	200,000	182,694
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	300,000	278,660
BRAVO Residential Funding Trust(a),(b)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	3.788%	338,000	332,877

Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022	5

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	3.788%	353,000	346,822
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	3.761%	274,905	275,676
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	3,000,000	3,000,000
BVRT Financing Trust(a),(b),(d),(e)
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.589%	1,875,000	1,835,016
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.194%	370,000	363,654
CIM Trust(a),(f)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	538,090	501,072
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	200,000	194,085
CMO Series 2021-3 Class A3
09/27/2066	1.419%	609,625	519,951
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	400,000	296,347
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	200,000	130,984
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	4.594%	392,433	386,482
Subordinated CMO Series 2018-R07 Class 1B1
1-month USD LIBOR + 4.350% 04/25/2031	6.794%	450,000	448,015
Subordinated CMO Series 2019-R01 Class 2B1
1-month USD LIBOR + 4.350% Floor 4.350% 07/25/2031	6.794%	950,000	970,634
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	7.683%	1,200,000	1,086,655
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	8.183%	3,500,000	3,120,784
Subordinated CMO Series 2022-R02 Class 2B2
30-day Average SOFR + 7.650% 01/25/2042	9.833%	2,600,000	2,513,391
Subordinated CMO Series 2022-R03 Class 1B1
30-day Average SOFR + 6.250% 03/25/2042	8.433%	200,000	205,779
Subordinated CMO Series 2022-R04 Class 1B1
30-day Average SOFR + 5.250% 03/25/2042	7.433%	900,000	895,125
Subordinated CMO Series 2022-R04 Class 1B2
30-day Average SOFR + 9.500% 03/25/2042	11.683%	950,000	956,726
Subordinated CMO Series 2022-R07 Class 1B2
30-day Average SOFR + 12.000% 06/25/2042	14.183%	550,000	600,574
Credit Suisse Mortgage Trust(a),(f)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	2,070,227	1,998,684
CSMC Trust(a),(f)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.436%	1,496,009	1,434,428
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	478,979	456,060
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	4.144%	1,825,512	1,814,966
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	4.244%	481,252	479,604
CMO Series 2019-1 Class M2
1-month USD LIBOR + 3.300% 04/25/2029	5.744%	1,500,000	1,484,574
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	8.383%	1,100,000	1,004,876
Freddie Mac STACR(a),(b)
Subordinated CMO Series 2019-HQA3 Class B1
1-month USD LIBOR + 3.000% 09/25/2049	5.444%	1,250,000	1,214,774
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	7.433%	800,000	792,899

6	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	8.444%	1,600,000	1,692,795
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	7.833%	1,000,000	936,398
Subordinated CMO Series 2020-HQA1 Class B1
1-month USD LIBOR + 2.350% 01/25/2050	4.794%	1,942,000	1,849,715
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	8.194%	1,000,000	1,047,438
Subordinated CMO Series 2020-HQA4 Class B1
1-month USD LIBOR + 5.250% 09/25/2050	7.694%	2,400,000	2,465,984
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	6.933%	1,750,000	1,474,040
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	7.683%	3,250,000	2,781,759
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	9.014%	900,000	850,209
Subordinated CMO Series 2022-DNA1 Class B2
30-day Average SOFR + 7.100% 01/25/2042	9.283%	1,650,000	1,492,328
Subordinated CMO Series 2022-HQA1 Class B2
30-day Average SOFR + 11.000% 03/25/2042	13.183%	1,950,000	1,859,123
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-HQA2 Class B1
1-month USD LIBOR + 4.100% 04/25/2049	6.544%	1,500,000	1,517,398
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	7.544%	1,701,765	1,752,572
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	9.583%	1,800,000	1,779,736
Subordinated CMO Series 2021-DNA7 Class B2
30-day Average SOFR + 7.800% 11/25/2041	9.314%	2,950,000	2,746,517
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(f)
Subordinated CMO Series 2022-DNA2 Class B2
02/25/2042	10.683%	1,600,000	1,516,535
GCAT Trust(a),(f)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	558,405
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-1 Class M2
1-month USD LIBOR + 3.900% Floor 3.900% 08/25/2033	6.344%	250,000	250,302
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	4.414%	2,000,000	1,947,225
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	6.464%	500,000	470,937
Glebe Funding Trust (The)(a),(d)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	758,049	732,465
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	5.444%	750,000	744,360
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	6.594%	205,460	206,127
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	7.694%	1,200,000	1,228,075
Homeward Opportunities Fund I Trust(a),(f)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	250,000	246,099
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2020-BPL1 Class A2
08/25/2025	5.438%	1,028,519	1,026,857
Imperial Fund Mortgage Trust(a),(f)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.184%	500,000	376,488
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	412,425	384,230
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	818,539	737,066
Loan Revolving Advance Investment Trust(a),(b),(d),(e)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	4.721%	3,000,000	3,000,000
Mortgage Acquisition Trust I LLC(a),(d)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	670,324	657,860

Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022	7

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re II Ltd.(a),(b)
Subordinated CMO Series 2018-1A Class B1
1-month USD LIBOR + 4.050% 07/25/2028	6.494%	600,000	601,821
Subordinated CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.850% 07/25/2028	5.294%	3,017,857	3,026,220
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M2
1-month USD LIBOR + 2.550% Floor 2.550% 07/25/2029	4.994%	1,000,000	993,606
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	7.694%	1,000,000	1,030,282
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	6.133%	500,000	485,073
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	5.243%	749,996	733,787
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-FT1 Class A
1-month USD LIBOR + 2.350% 04/25/2023	4.794%	500,000	488,400
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.294%	2,750,000	2,721,666
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.094%	4,250,000	4,146,293
Point Securitization Trust(a),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	1,041,078	990,068
Preston Ridge Partners Mortgage(a),(f)
CMO Series 2021-2 Class A2
03/25/2026	3.770%	1,000,000	929,673
CMO Series 2021-4 Class A2
04/25/2026	3.474%	400,000	369,842
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2020-6 Class A2
11/25/2025	4.703%	200,000	190,524
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	752,262	715,862
CMO Series 2021-1 Class A2
01/25/2026	3.720%	3,250,000	3,048,395
CMO Series 2021-10 Class A1
10/25/2026	2.487%	965,234	907,861
CMO Series 2021-3 Class A1
04/25/2026	1.867%	764,570	719,250
CMO Series 2021-5 Class A2
06/25/2026	3.721%	700,000	644,113
CMO Series 2021-7 Class A1
08/25/2026	1.867%	1,372,490	1,285,586
Pretium Mortgage Credit Partners(a),(f)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	858,056	793,366
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-NPL6 Class A2
07/25/2051	5.071%	400,000	373,272
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	458,696	421,297
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	700,000	659,355
STACR Trust(a),(b)
Subordinated CMO Series 2018-HRP1 Class B1
1-month USD LIBOR + 3.750% 04/25/2043	6.194%	2,000,000	1,967,560
Stanwich Mortgage Loan Co. LLC(a),(f)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	2,046,915	1,888,892
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	250,000	240,168
CMO Series 2021-3 Class A1
06/25/2056	1.127%	349,849	287,341
Stonnington Mortgage Trust(a),(d),(e),(f)
CMO Series 2020-1 Class A
07/28/2024	3.500%	304,287	304,287
Toorak Mortgage Corp., Ltd.(a),(d),(e),(f)
CMO Series 2020-1 Class M1
03/25/2023	5.000%	1,400,000	1,379,000
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	800,000	774,289

8	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2030	6.759%	162,852	163,068
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	5.844%	238,683	238,777
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	6.944%	1,500,000	1,491,515
Subordinated CMO Series 2021-2 Class B1
1-month USD LIBOR + 7.500% Floor 7.500% 10/25/2033	9.944%	650,000	638,315
VCAT Asset Securitization LLC(a),(f)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	300,000	277,515
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	1,016,425	951,283
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	756,751	722,941
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class M1
03/25/2060	5.500%	550,000	544,442
Subordinated CMO Series 2020-INV1 Class B1
03/25/2060	5.750%	150,000	148,238
Subordinated CMO Series 2020-INV1 Class B2
03/25/2060	6.000%	150,000	148,232
Verus Securitization Trust(a),(f)
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	1,250,000	1,245,290
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	500,000	489,936
Subordinated CMO Series 2020-4 Class B1
05/25/2065	5.046%	150,000	143,988
Subordinated CMO Series 2020-4 Class B2
05/25/2065	5.600%	327,000	309,655
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	300,000	223,499
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	250,000	184,082
Visio Trust(a),(f)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	190,029
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	94,501
Vista Point Securitization Trust(a),(f)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	800,000	792,332
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $123,517,975)			119,761,685

Treasury Bills 19.2%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 19.2%
U.S. Treasury Bills(j)
01/26/2023	3.080%	74,000,000	73,086,242
U.S. Treasury Bills
07/13/2023	3.430%	89,000,000	86,430,056
Total			159,516,298
Total Treasury Bills (Cost $160,308,662)			159,516,298

Options Purchased Calls 0.3%
Value ($)
(Cost $3,976,185)	2,811,042

Money Market Funds 43.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.366%(k),(l)	359,456,510	359,276,781
Total Money Market Funds (Cost $359,310,752)		359,276,781
Total Investments in Securities (Cost: $863,611,298)		842,573,009
Other Assets & Liabilities, Net		(11,952,200)
Net Assets		830,620,809

At August 31, 2022, securities and/or cash totaling $90,141,509 were pledged as collateral.
Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022	9

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
67,472,818 USD	660,393,000 NOK	Barclays	09/28/2022	—	(987,929)
53,445,000 AUD	36,969,784 USD	Citi	09/21/2022	388,535	—
27,999,000 AUD	19,009,962 USD	Citi	09/21/2022	—	(154,383)
54,689,748 BRL	10,690,999 USD	Citi	09/21/2022	229,014	—
98,677,000 BRL	18,440,466 USD	Citi	09/21/2022	—	(436,150)
70,805,874 CAD	54,629,344 USD	Citi	09/21/2022	725,503	—
1,558,000 CAD	1,184,973 USD	Citi	09/21/2022	—	(1,118)
68,122,000 CHF	70,605,592 USD	Citi	09/21/2022	806,025	—
5,882,000 CHF	6,007,899 USD	Citi	09/21/2022	—	(18,951)
4,362,350,142 CLP	5,122,431 USD	Citi	09/21/2022	272,554	—
2,897,182,285 CLP	3,155,284 USD	Citi	09/21/2022	—	(65,681)
370,200,000 CNH	54,893,689 USD	Citi	09/21/2022	1,290,922	—
79,337,292,750 COP	19,021,345 USD	Citi	09/21/2022	1,160,458	—
6,283,290,000 COP	1,384,982 USD	Citi	09/21/2022	—	(29,550)
225,126,000 CZK	9,371,778 USD	Citi	09/21/2022	163,004	—
30,636,000 CZK	1,247,311 USD	Citi	09/21/2022	—	(5,854)
162,215,000 EUR	169,866,333 USD	Citi	09/21/2022	6,638,787	—
4,797,000 EUR	4,824,606 USD	Citi	09/21/2022	—	(2,337)
40,186,250 GBP	49,803,853 USD	Citi	09/21/2022	3,102,179	—
6,955,741,000 HUF	18,288,506 USD	Citi	09/21/2022	919,026	—
2,011,550,000 HUF	4,943,461 USD	Citi	09/21/2022	—	(79,667)
2,781,609,000 IDR	188,574 USD	Citi	09/21/2022	1,383	—
18,726,016,500 IDR	1,246,436 USD	Citi	09/21/2022	—	(13,750)
47,937,000 ILS	14,203,712 USD	Citi	09/21/2022	—	(200,414)
32,501,000 INR	409,958 USD	Citi	09/21/2022	1,800	—
984,558,500 INR	12,286,802 USD	Citi	09/21/2022	—	(77,593)
10,394,325,500 JPY	78,376,413 USD	Citi	09/21/2022	3,440,571	—
57,974,980,000 KRW	44,895,390 USD	Citi	09/21/2022	1,638,171	—
3,167,756,000 KRW	2,355,436 USD	Citi	09/21/2022	—	(8,141)
363,318,000 MXN	18,084,196 USD	Citi	09/21/2022	117,237	—
410,934,000 MXN	20,046,257 USD	Citi	09/21/2022	—	(275,430)
406,622,999 NOK	41,869,305 USD	Citi	09/21/2022	938,046	—
170,245,000 NOK	16,977,102 USD	Citi	09/21/2022	—	(160,006)
102,075,000 NZD	64,657,083 USD	Citi	09/21/2022	2,203,787	—
302,233,000 PHP	5,612,417 USD	Citi	09/21/2022	241,188	—
48,132,000 PHP	849,812 USD	Citi	09/21/2022	—	(5,581)
87,920,000 PLN	19,479,262 USD	Citi	09/21/2022	833,543	—
40,601,000 PLN	8,522,743 USD	Citi	09/21/2022	—	(87,753)
580,516,000 SEK	56,381,684 USD	Citi	09/21/2022	1,872,299	—
16,520,000 SEK	1,540,689 USD	Citi	09/21/2022	—	(10,509)
17,422,000 SGD	12,649,147 USD	Citi	09/21/2022	181,136	—
3,215,000 SGD	2,300,145 USD	Citi	09/21/2022	—	(662)
431,377,000 TWD	14,598,672 USD	Citi	09/21/2022	397,871	—
4,003,205 USD	5,888,000 AUD	Citi	09/21/2022	26,927	—
84,096,940 USD	119,563,000 AUD	Citi	09/21/2022	—	(2,260,211)
17,144,724 USD	92,061,000 BRL	Citi	09/21/2022	466,270	—
14,669,558 USD	73,710,332 BRL	Citi	09/21/2022	—	(568,992)
75,273,133 USD	96,140,000 CAD	Citi	09/21/2022	—	(2,082,662)
95,761 USD	95,000 CHF	Citi	09/21/2022	1,578	—
66,927,705 USD	64,153,499 CHF	Citi	09/21/2022	—	(1,194,367)
3,310,818 USD	3,207,254,000 CLP	Citi	09/21/2022	254,872	—
5,225,333 USD	4,536,721,000 CLP	Citi	09/21/2022	—	(181,597)
3,051,744 USD	21,128,500 CNH	Citi	09/21/2022	7,538	—
48,483,795 USD	327,943,000 CNH	Citi	09/21/2022	—	(999,591)
1,724,125 USD	7,861,529,000 COP	Citi	09/21/2022	45,710	—
10	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,582,961 USD	84,316,603,000 COP	Citi	09/21/2022	—	(1,601,102)
5,130,094 USD	126,630,000 CZK	Citi	09/21/2022	49,703	—
5,533,716 USD	129,132,000 CZK	Citi	09/21/2022	—	(251,574)
57,922,271 USD	57,984,999 EUR	Citi	09/21/2022	424,670	—
78,026,955 USD	74,236,000 EUR	Citi	09/21/2022	—	(3,327,574)
50,076,351 USD	41,386,000 GBP	Citi	09/21/2022	—	(1,980,411)
9,469,265 USD	3,900,063,000 HUF	Citi	09/21/2022	269,750	—
14,436,027 USD	5,612,038,000 HUF	Citi	09/21/2022	—	(421,965)
1,683,352 USD	25,120,446,000 IDR	Citi	09/21/2022	7,154	—
26 USD	383,000 IDR	Citi	09/21/2022	—	—
5,467,660 USD	18,601,000 ILS	Citi	09/21/2022	121,574	—
7,799,797 USD	25,714,499 ILS	Citi	09/21/2022	—	(73,096)
18,581,552 USD	1,483,641,000 INR	Citi	09/21/2022	50,477	—
5,300,182 USD	417,316,000 INR	Citi	09/21/2022	—	(59,397)
73,623,255 USD	9,891,086,750 JPY	Citi	09/21/2022	—	(2,315,414)
7,718,550 USD	10,391,385,428 KRW	Citi	09/21/2022	34,837	—
34,970,292 USD	45,407,638,286 KRW	Citi	09/21/2022	—	(1,090,018)
32,359,269 USD	663,750,000 MXN	Citi	09/21/2022	464,784	—
9,959,622 USD	199,691,000 MXN	Citi	09/21/2022	—	(84,416)
15,328,374 USD	153,236,000 NOK	Citi	09/21/2022	96,584	—
66,954,596 USD	646,216,000 NOK	Citi	09/21/2022	—	(1,905,558)
43,914,675 USD	71,500,500 NZD	Citi	09/21/2022	—	(168,000)
248,300 USD	13,984,000 PHP	Citi	09/21/2022	221	—
6,987,209 USD	384,157,000 PHP	Citi	09/21/2022	—	(160,041)
15,282,030 USD	73,471,000 PLN	Citi	09/21/2022	299,404	—
11,958,720 USD	55,050,000 PLN	Citi	09/21/2022	—	(283,938)
48,340,481 USD	492,074,500 SEK	Citi	09/21/2022	—	(2,135,590)
4,445,284 USD	6,240,000 SGD	Citi	09/21/2022	20,356	—
16,557,027 USD	22,932,000 SGD	Citi	09/21/2022	—	(145,798)
1,749,616 USD	53,233,625 TWD	Citi	09/21/2022	2,819	—
7,227,695 USD	218,442,499 TWD	Citi	09/21/2022	—	(36,633)
30,690,332 USD	504,123,000 ZAR	Citi	09/21/2022	—	(1,311,837)
369,461,750 ZAR	22,303,866 USD	Citi	09/21/2022	772,951	—
95,341,000 ZAR	5,540,397 USD	Citi	09/21/2022	—	(15,738)
67,626,000 EUR	67,584,891 USD	Citi	09/28/2022	—	(495,420)
66,534,491 USD	709,933,000 SEK	Citi	09/28/2022	150,330	—
962,157 USD	10,230,000 SEK	Citi	09/28/2022	—	(1,242)
11,982,000 BRL	2,287,377 USD	Citi	12/21/2022	44,306	—
7,139,000 BRL	1,335,207 USD	Citi	12/21/2022	—	(1,239)
688,000 CAD	529,388 USD	Citi	12/21/2022	5,667	—
33,900,499 CHF	35,260,925 USD	Citi	12/21/2022	247,731	—
101,109,000 CLP	109,012 USD	Citi	12/21/2022	—	(1,316)
42,257,000 CNH	6,158,922 USD	Citi	12/21/2022	26,066	—
21,128,500 CNH	3,059,556 USD	Citi	12/21/2022	—	(6,872)
132,084,000 CZK	5,298,688 USD	Citi	12/21/2022	—	(56,611)
62,875,999 EUR	63,200,159 USD	Citi	12/21/2022	—	(468,846)
584,000 GBP	683,292 USD	Citi	12/21/2022	3,495	—
384,274,000 HUF	909,689 USD	Citi	12/21/2022	—	(27,236)
3,621,499 ILS	1,107,477 USD	Citi	12/21/2022	13,698	—
3,838,474,750 JPY	28,259,622 USD	Citi	12/21/2022	327,091	—
12,858,490,428 KRW	9,636,263 USD	Citi	12/21/2022	39,805	—
8,614,019,286 KRW	6,398,873 USD	Citi	12/21/2022	—	(29,882)
50,985,000 MXN	2,496,915 USD	Citi	12/21/2022	19,895	—
21,601,000 MXN	1,046,821 USD	Citi	12/21/2022	—	(2,627)
30,574,500 NZD	18,729,532 USD	Citi	12/21/2022	24,970	—
1,328,000 NZD	811,354 USD	Citi	12/21/2022	—	(1,077)
30,155,000 PLN	6,233,200 USD	Citi	12/21/2022	—	(69,084)
104,961,500 SEK	9,934,733 USD	Citi	12/21/2022	34,389	—
Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022	11

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
159,700,875 TWD	5,319,644 USD	Citi	12/21/2022	28,263	—
106,467,249 TWD	3,522,245 USD	Citi	12/21/2022	—	(5,342)
32,439,961 USD	46,966,000 AUD	Citi	12/21/2022	—	(253,118)
9,096,563 USD	47,837,748 BRL	Citi	12/21/2022	—	(141,172)
32,180,787 USD	41,902,874 CAD	Citi	12/21/2022	—	(283,436)
6,772,135 USD	6,483,000 CHF	Citi	12/21/2022	—	(76,348)
2,097,766 USD	1,956,939,285 CLP	Citi	12/21/2022	37,611	—
1,118,758 USD	1,015,238,142 CLP	Citi	12/21/2022	—	(10,948)
2,964,561 USD	13,296,271,750 COP	Citi	12/21/2022	—	(22,429)
25,780,804 USD	25,588,000 EUR	Citi	12/21/2022	129,917	—
4,251,028 USD	3,599,250 GBP	Citi	12/21/2022	—	(61,377)
1,492,695 USD	622,829,000 HUF	Citi	12/21/2022	25,867	—
241,923 USD	3,613,203,500 IDR	Citi	12/21/2022	252	—
888,043 USD	2,935,000 ILS	Citi	12/21/2022	—	(1,603)
3,758,353 USD	303,166,500 INR	Citi	12/21/2022	18,141	—
4,291,315 USD	583,582,500 JPY	Citi	12/21/2022	—	(44,592)
1,176,651 USD	1,583,878,000 KRW	Citi	12/21/2022	5,417	—
2,973,590 USD	3,973,164,000 KRW	Citi	12/21/2022	—	(8,366)
13,350,701 USD	273,189,000 MXN	Citi	12/21/2022	—	(78,278)
29,920,979 USD	291,252,999 NOK	Citi	12/21/2022	—	(561,021)
845,432 USD	47,776,000 PHP	Citi	12/21/2022	—	(2,272)
4,922,305 USD	23,802,000 PLN	Citi	12/21/2022	52,225	—
2,037,369 USD	2,845,000 SGD	Citi	12/21/2022	755	—
4,493,756 USD	76,969,750 ZAR	Citi	12/21/2022	—	(44,642)
30,886,000 ZAR	1,809,945 USD	Citi	12/21/2022	24,629	—
98,103,000 AUD	67,591,101 USD	Goldman Sachs International	09/28/2022	435,216	—
65,501,000 CHF	68,397,120 USD	Goldman Sachs International	09/28/2022	1,244,293	—
27,320,000 CHF	28,462,603 USD	Goldman Sachs International	10/19/2022	406,850	—
386,749,000 NOK	39,852,132 USD	Goldman Sachs International	10/19/2022	903,053	—
79,145,000 SEK	7,474,054 USD	Goldman Sachs International	10/19/2022	32,876	—
89,815,656 USD	89,721,000 EUR	Goldman Sachs International	10/19/2022	639,262	—
2,673,225,000 JPY	19,690,166 USD	HSBC	10/19/2022	370,895	—
23,350,000 AUD	16,067,289 USD	Morgan Stanley	09/21/2022	85,024	—
885,000 BRL	181,538 USD	Morgan Stanley	09/21/2022	12,241	—
7,100,000 CAD	5,469,954 USD	Morgan Stanley	09/21/2022	64,791	—
59,350,000 CHF	61,251,575 USD	Morgan Stanley	09/21/2022	440,027	—
55,150,000 EUR	58,691,903 USD	Morgan Stanley	09/21/2022	3,197,657	—
2,350,000 EUR	2,351,819 USD	Morgan Stanley	09/21/2022	—	(12,850)
20,700,000 GBP	25,779,905 USD	Morgan Stanley	09/21/2022	1,723,800	—
473,780,000 INR	5,955,003 USD	Morgan Stanley	09/21/2022	5,124	—
255,000,000 JPY	1,867,823 USD	Morgan Stanley	09/21/2022	29,451	—
27,068,405,000 KRW	21,819,153 USD	Morgan Stanley	09/21/2022	1,622,442	—
136,635,000 MXN	6,675,742 USD	Morgan Stanley	09/21/2022	—	(81,192)
44,250,000 NOK	4,491,637 USD	Morgan Stanley	09/21/2022	37,368	—
74,050,000 NZD	48,137,937 USD	Morgan Stanley	09/21/2022	2,831,382	—
43,640,000 PLN	9,994,566 USD	Morgan Stanley	09/21/2022	739,571	—
437,750,000 SEK	43,699,084 USD	Morgan Stanley	09/21/2022	2,595,164	—
10,170,000 TRY	565,233 USD	Morgan Stanley	09/21/2022	14,550	—
138,170,000 TRY	7,457,080 USD	Morgan Stanley	09/21/2022	—	(24,513)
39,492,043 USD	55,400,000 AUD	Morgan Stanley	09/21/2022	—	(1,572,663)
12,999,345 USD	69,475,000 BRL	Morgan Stanley	09/21/2022	291,015	—
32,286,054 USD	41,050,000 CAD	Morgan Stanley	09/21/2022	—	(1,035,078)
13,690,188 USD	13,100,000 CHF	Morgan Stanley	09/21/2022	—	(267,588)
20,264,418 USD	20,250,000 EUR	Morgan Stanley	09/21/2022	111,982	—
10,237,812 USD	10,050,000 EUR	Morgan Stanley	09/21/2022	—	(125,080)
23,420,011 USD	19,650,000 GBP	Morgan Stanley	09/21/2022	—	(584,143)
12,648,048 USD	989,090,000 INR	Morgan Stanley	09/21/2022	—	(226,745)
31,216,349 USD	4,150,000,000 JPY	Morgan Stanley	09/21/2022	—	(1,297,742)
12	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,299,968 USD	1,683,415,000 KRW	Morgan Stanley	09/21/2022	—	(43,912)
6,832,433 USD	136,635,000 MXN	Morgan Stanley	09/21/2022	—	(75,500)
46,119,826 USD	431,500,000 NOK	Morgan Stanley	09/21/2022	—	(2,684,411)
12,136,413 USD	19,450,000 NZD	Morgan Stanley	09/21/2022	—	(236,177)
21,089,142 USD	214,750,000 SEK	Morgan Stanley	09/21/2022	—	(924,511)
20,972,612 USD	328,515,000 ZAR	Morgan Stanley	09/21/2022	—	(1,827,927)
15,960,000 ZAR	973,968 USD	Morgan Stanley	09/21/2022	43,876	—
68,092,065 USD	57,787,000 GBP	UBS	09/28/2022	—	(926,852)
Total				50,119,648	(41,980,259)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	9	09/2022	JPY	134,568,000	2,949	—
Australian 10-Year Bond	182	09/2022	AUD	21,832,578	111,158	—
Australian 10-Year Bond	492	09/2022	AUD	59,019,936	—	(730,423)
Bist 30 Index	3,202	10/2022	TRY	115,928,410	—	(25,665)
Brent Crude	2	09/2022	USD	191,280	—	(8,711)
Brent Crude	20	10/2022	USD	1,884,200	—	(188,852)
CAC40 Index	132	09/2022	EUR	8,083,680	—	(607,895)
CAC40 Index	156	09/2022	EUR	9,553,440	—	(648,803)
Copper	17	12/2022	USD	3,312,663	—	(196,182)
Corn	22	12/2022	USD	737,550	45,286	—
Cotton	96	12/2022	USD	5,434,080	513,579	—
DAX Index	14	09/2022	EUR	4,496,450	—	(245,352)
EURO STOXX 50 Index	936	09/2022	EUR	32,947,200	—	(531,660)
Euro-Bund	564	12/2022	EUR	82,101,480	—	(135,471)
Euro-OAT	12	09/2022	EUR	1,656,240	—	(78,716)
FTSE 100 Index	152	09/2022	GBP	11,077,000	50,602	—
FTSE 100 Index	154	09/2022	GBP	11,222,750	—	(162,213)
FTSE 100 Index	220	09/2022	GBP	16,032,500	—	(246,812)
FTSE Taiwan Index	57	09/2022	USD	2,979,960	3,448	—
FTSE/JSE Top 40 Index	395	09/2022	ZAR	239,994,100	91,394	—
FTSE/MIB Index	53	09/2022	EUR	5,715,520	29,330	—
FTSE/MIB Index	176	09/2022	EUR	18,979,840	—	(612,202)
Gold 100 oz.	29	12/2022	USD	5,005,980	—	(208,595)
IBEX 35 Index	152	09/2022	EUR	11,993,560	—	(930,163)
Japanese 10-Year Government Bond	25	09/2022	JPY	3,738,250,000	46,566	—
Japanese 10-Year Government Bond	81	09/2022	JPY	12,111,930,000	—	(442,497)
KLCI Index	53	09/2022	MYR	3,944,525	4,673	—
Natural Gas	40	03/2023	USD	2,370,000	274,976	—
NY Harbor ULSD Heat Oil	10	09/2022	USD	1,540,308	—	(66,655)
NY Harbor ULSD Heat Oil	31	09/2022	USD	4,774,955	—	(132,253)
Primary Aluminum	57	09/2022	USD	3,369,769	—	(107,720)
RBOB Gasoline	4	09/2022	USD	408,374	—	(56,070)
S&P/TSX 60 Index	59	09/2022	CAD	13,747,000	—	(146,074)
SGX Nifty Index	31	09/2022	USD	1,085,620	—	(7,946)
Soybean	110	11/2022	USD	7,823,750	—	(16,044)
Soybean Oil	42	10/2022	USD	1,736,280	50,170	—
SPI 200 Index	9	09/2022	AUD	1,554,300	55,037	—
SPI 200 Index	242	09/2022	AUD	41,793,400	—	(95,742)
TOPIX Index	254	09/2022	JPY	4,983,480,000	1,390,286	—
TOPIX Index	1	09/2022	JPY	19,620,000	711	—
U.S. Treasury 10-Year Note	489	12/2022	USD	57,167,156	—	(409,587)
U.S. Treasury 10-Year Note	1,860	12/2022	USD	217,445,625	—	(710,254)
U.S. Ultra Treasury Bond	89	12/2022	USD	13,305,500	—	(10,884)
WIG 20 Index	701	09/2022	PLN	21,450,600	—	(458,990)
Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022	13

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
WTI Crude	54	09/2022	USD	4,835,700	—	(154,690)
Zinc	66	09/2022	USD	5,822,025	282,343	—
Zinc	4	09/2022	USD	352,850	33,176	—
Zinc	4	12/2022	USD	344,200	—	(4,312)
Total					2,985,684	(8,377,433)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
30-Year Euro-Buxl	(3)	12/2022	EUR	(487,920)	1,323	—
Amsterdam Index	(115)	09/2022	EUR	(15,641,610)	1,047,129	—
Australian 3-Year Bond	(813)	09/2022	AUD	(87,569,344)	202,755	—
Canadian Government 10-Year Bond	(325)	12/2022	CAD	(40,491,750)	120,353	—
Canadian Government 10-Year Bond	(158)	12/2022	CAD	(19,685,220)	87,269	—
Coffee	(83)	12/2022	USD	(7,322,156)	—	(574,726)
Copper	(2)	12/2022	USD	(175,925)	6,970	—
Corn	(127)	12/2022	USD	(4,257,675)	—	(302,275)
DAX Index	(69)	09/2022	EUR	(22,161,075)	805,662	—
DJIA Index E-mini	(19)	09/2022	USD	(2,995,540)	—	(33,746)
EURO STOXX 50 Index	(27)	09/2022	EUR	(950,400)	—	(15,168)
Euro-Bobl	(19)	12/2022	EUR	(2,331,870)	1,778	—
Euro-BTP	(19)	12/2022	EUR	(2,235,160)	4,763	—
Euro-Bund	(246)	09/2022	EUR	(36,400,620)	1,238,614	—
Eurodollar 90-Day	(575)	03/2023	USD	(137,813,125)	379,606	—
Euro-OAT	(19)	12/2022	EUR	(2,636,060)	2,683	—
Euro-Schatz	(1,262)	12/2022	EUR	(136,359,100)	64,776	—
FTSE 100 Index	(195)	09/2022	GBP	(14,210,625)	—	(14,132)
FTSE China A50 Index	(594)	09/2022	USD	(8,032,068)	59,245	—
FTSE/JSE Top 40 Index	(25)	09/2022	ZAR	(15,189,500)	15,687	—
Gold 100 oz.	(3)	12/2022	USD	(517,860)	5,744	—
IBEX 35 Index	(136)	09/2022	EUR	(10,731,080)	492,818	—
KOSPI 200 Index	(144)	09/2022	KRW	(11,556,000,000)	71,917	—
Lead	(4)	12/2022	USD	(195,000)	5,989	—
Lean Hogs	(93)	10/2022	USD	(3,404,730)	184,922	—
Live Cattle	(117)	10/2022	USD	(6,672,510)	—	(15,183)
Long Gilt	(405)	12/2022	GBP	(43,711,650)	884,676	—
Long Gilt	(208)	12/2022	GBP	(22,449,440)	653,930	—
Mexican Bolsa IPC Index	(153)	09/2022	MXN	(68,672,520)	282,768	—
Mexican Bolsa IPC Index	(19)	09/2022	MXN	(8,527,960)	30,654	—
MSCI EAFE Index	(2)	09/2022	USD	(182,710)	3,856	—
MSCI Emerging Markets Index	(331)	09/2022	USD	(16,250,445)	371,480	—
NASDAQ 100 Index E-mini	(6)	09/2022	USD	(1,474,230)	—	(34,985)
Natural Gas	(20)	09/2022	USD	(1,825,400)	—	(144,368)
Natural Gas	(52)	09/2022	USD	(4,746,040)	—	(529,986)
Nickel	(13)	09/2022	USD	(1,664,286)	90,099	—
Nickel	(14)	12/2022	USD	(1,800,708)	37,597	—
Nikkei 225 Index	(8)	09/2022	JPY	(224,960,000)	—	(70,633)
OMXS30 Index	(527)	09/2022	SEK	(101,131,300)	630,719	—
OMXS30 Index	(347)	09/2022	SEK	(66,589,300)	435,415	—
Primary Aluminum	(47)	09/2022	USD	(2,778,581)	35,758	—
Primary Aluminum	(62)	12/2022	USD	(3,661,100)	79,730	—
RBOB Gasoline	(24)	09/2022	USD	(2,450,246)	288,734	—
Russell 2000 Index E-mini	(19)	09/2022	USD	(1,752,370)	—	(62,443)
S&P 500 Index E-mini	(438)	09/2022	USD	(86,647,350)	1,399,029	—
S&P 500 Index E-mini	(154)	09/2022	USD	(30,465,050)	—	(686,816)
S&P Mid 400 Index E-mini	(5)	09/2022	USD	(1,215,150)	—	(37,633)
S&P/TSX 60 Index	(35)	09/2022	CAD	(8,155,000)	83,991	—
14	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P/TSX 60 Index	(31)	09/2022	CAD	(7,223,000)	62,698	—
SGX Nifty Index	(185)	09/2022	USD	(6,478,700)	42,226	—
Silver	(38)	12/2022	USD	(3,397,580)	216,624	—
Silver	(2)	12/2022	USD	(178,820)	12,396	—
Soybean	(30)	11/2022	USD	(2,133,750)	—	(121,241)
Soybean Meal	(1)	12/2022	USD	(41,510)	—	(3,363)
Soybean Oil	(1)	12/2022	USD	(40,488)	—	(6,364)
SPI 200 Index	(80)	09/2022	AUD	(13,816,000)	—	(157,380)
Sugar #11	(295)	09/2022	USD	(5,910,856)	55,178	—
Thai SET50 Index	(438)	09/2022	THB	(86,671,440)	—	(48,140)
TOPIX Index	(18)	09/2022	JPY	(353,160,000)	—	(16,836)
U.S. Long Bond	(45)	12/2022	USD	(6,112,969)	34,636	—
U.S. Treasury 10-Year Note	(850)	12/2022	USD	(99,370,313)	651,725	—
U.S. Treasury 2-Year Note	(330)	12/2022	USD	(68,748,282)	91,222	—
U.S. Treasury 5-Year Note	(1,115)	12/2022	USD	(123,564,649)	376,658	—
U.S. Ultra Treasury Bond	(102)	12/2022	USD	(15,249,000)	8,269	—
U.S. Ultra Treasury Bond	(30)	12/2022	USD	(4,485,000)	—	(15,766)
Wheat	(82)	12/2022	USD	(3,409,150)	—	(147,387)
Wheat	(214)	12/2022	USD	(8,897,050)	—	(471,658)
WTI Crude	(25)	09/2022	USD	(2,238,750)	14,068	—
Total					11,674,139	(3,510,229)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	7,450,000	7,450,000	2.25	04/27/2023	178,800	81,984
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	14,160,000	14,160,000	2.50	05/12/2023	423,384	249,094
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	14,500,000	14,500,000	2.90	06/21/2023	471,975	493,696
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	14,800,000	14,800,000	2.75	06/26/2023	480,630	416,604
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	5,600,000	5,600,000	2.75	07/11/2023	196,000	162,039
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	25,000,000	25,000,000	2.00	08/03/2023	421,250	258,825
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	21,300,000	21,300,000	2.70	08/23/2023	771,060	624,591
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	25,000,000	25,000,000	2.25	04/27/2023	596,250	275,115
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	14,160,000	14,160,000	2.50	05/12/2023	436,836	249,094
Total							3,976,185	2,811,042

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(28,000,000)	(28,000,000)	3.00	11/30/2022	(504,000)	(504,000)

Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022	15

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month NZD LIBOR	Fixed rate of 4.500%	Receives Quarterly, Pays SemiAnnually	JPMorgan	12/11/2024	NZD	5,200,000	23,765	—	—	23,765	—
Fixed rate of 4.000%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	12/11/2024	NZD	181,800,000	(603,116)	—	—	—	(603,116)
3-Month AUD BBSW	Fixed rate of 3.500%	Receives Quarterly, Pays SemiAnnually	JPMorgan	12/12/2024	AUD	38,700,000	149,874	—	—	149,874	—
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	12/18/2024	SEK	32,900,000	39,047	—	—	39,047	—
6-Month NOK NIBOR	Fixed rate of 3.500%	Receives SemiAnnually, Pays Annually	JPMorgan	12/18/2024	NOK	125,100,000	8,418	—	—	8,418	—
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	12/18/2024	SEK	52,500,000	(14,917)	—	—	—	(14,917)
Fixed rate of 3.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	12/18/2024	SEK	220,000,000	(185,261)	—	—	—	(185,261)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.500%	Receives Quarterly, Pays SemiAnnually	JPMorgan	12/19/2024	CAD	385,500,000	3,674,784	—	—	3,674,784	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 3.250%	Receives Quarterly, Pays SemiAnnually	JPMorgan	12/19/2024	CAD	17,400,000	92,812	—	—	92,812	—
SONIA	Fixed rate of 2.000%	Receives Annually, Pays Annually	JPMorgan	12/21/2024	GBP	194,900,000	5,319,992	—	—	5,319,992	—
SOFR	Fixed rate of 3.250%	Receives Annually, Pays Annually	JPMorgan	12/21/2024	USD	8,900,000	45,886	—	—	45,886	—
SOFR	Fixed rate of 2.000%	Receives Annually, Pays Annually	JPMorgan	12/21/2024	USD	11,600,000	—	—	—	—	—
Fixed rate of 2.750%	SONIA	Receives Annually, Pays Annually	JPMorgan	12/21/2024	GBP	900,000	(11,470)	—	—	—	(11,470)
Fixed rate of 1.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/21/2024	EUR	60,600,000	(796,801)	—	—	—	(796,801)
Fixed rate of 0.750%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/21/2024	EUR	167,600,000	(2,940,677)	—	—	—	(2,940,677)
3-Month NZD LIBOR	Fixed rate of 4.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	03/12/2025	NZD	6,100,000	10,077	—	—	10,077	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 3.250%	Receives Quarterly, Pays SemiAnnually	JPMorgan	03/13/2025	CAD	17,300,000	54,064	—	—	54,064	—
3-Month AUD BBSW	Fixed rate of 3.500%	Receives Quarterly, Pays Quarterly	JPMorgan	03/13/2025	AUD	5,500,000	6,339	—	—	6,339	—
3-Month AUD BBSW	Fixed rate of 4.000%	Receives Quarterly, Pays Quarterly	JPMorgan	03/13/2025	AUD	3,500,000	(585)	—	—	—	(585)
SONIA	Fixed rate of 2.500%	Receives Annually, Pays Annually	JPMorgan	03/15/2025	GBP	29,200,000	318,020	—	—	318,020	—
SOFR	Fixed rate of 2.750%	Receives Annually, Pays Annually	JPMorgan	03/15/2025	USD	19,400,000	30,513	—	—	30,513	—
Fixed rate of 1.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	03/15/2025	EUR	14,900,000	(146,983)	—	—	—	(146,983)
6-Month NOK NIBOR	Fixed rate of 3.500%	Receives SemiAnnually, Pays Annually	JPMorgan	03/19/2025	NOK	117,700,000	61,242	—	—	61,242	—
Fixed rate of 3.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	03/19/2025	SEK	37,200,000	(38,633)	—	—	—	(38,633)
Fixed rate of 3.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/09/2032	AUD	2,700,000	(86,533)	—	—	—	(86,533)
16	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 4.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/09/2032	AUD	10,800,000	(163,510)	—	—	—	(163,510)
3-Month NZD LIBOR	Fixed rate of 0.040%	Receives Quarterly, Pays SemiAnnually	JPMorgan	12/15/2032	NZD	22,600,000	321,804	—	—	321,804	—
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	12/15/2032	SEK	58,800,000	112,992	—	—	112,992	—
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	12/15/2032	SEK	45,900,000	(77,649)	—	—	—	(77,649)
Fixed rate of 3.000%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/15/2032	NOK	26,400,000	(121,459)	—	—	—	(121,459)
Fixed rate of 3.250%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	JPMorgan	12/19/2032	CAD	2,900,000	(64,381)	—	—	—	(64,381)
Fixed rate of 2.500%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/19/2032	CAD	69,700,000	(1,660,632)	—	—	—	(1,660,632)
6-Month EURIBOR	Fixed rate of 1.000%	Receives SemiAnnually, Pays Annually	JPMorgan	12/21/2032	EUR	14,400,000	712,337	—	—	712,337	—
6-Month EURIBOR	Fixed rate of 2.000%	Receives SemiAnnually, Pays Annually	JPMorgan	12/21/2032	EUR	10,000,000	477,964	—	—	477,964	—
SOFR	Fixed rate of 0.020%	Receives Annually, Pays Annually	JPMorgan	12/21/2032	USD	12,200,000	395,809	—	—	395,809	—
SONIA	Fixed rate of 2.250%	Receives Annually, Pays Annually	JPMorgan	12/21/2032	GBP	200,000	9,620	—	—	9,620	—
Fixed rate of 2.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/21/2032	USD	1,500,000	(41,138)	—	—	—	(41,138)
Fixed rate of 1.500%	SONIA	Receives Annually, Pays Annually	JPMorgan	12/21/2032	GBP	18,500,000	(1,182,913)	—	—	—	(1,182,913)
Fixed rate of 4.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/10/2033	AUD	900,000	226	—	—	226	—
6-Month EURIBOR	Fixed rate of 2.000%	Receives SemiAnnually, Pays Annually	JPMorgan	03/15/2033	EUR	2,600,000	82,353	—	—	82,353	—
Fixed rate of 2.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	03/15/2033	GBP	400,000	(13,616)	—	—	—	(13,616)
Fixed rate of 2.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/15/2033	USD	3,200,000	(27,111)	—	—	—	(27,111)
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	03/16/2033	SEK	11,700,000	31,138	—	—	31,138	—
Fixed rate of 0.108%	ESTR	Receives Annually, Pays Annually	Morgan Stanley	01/05/2032	EUR	36,124,000	(5,961,131)	—	—	—	(5,961,131)
3-Month NZD LIBOR	Fixed rate of 2.744%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	01/07/2032	NZD	41,822,537	2,716,030	—	—	2,716,030	—
Fixed rate of 0.280%	ESTR	Receives Annually, Pays Annually	Morgan Stanley	02/03/2032	EUR	9,600,000	(1,453,681)	—	—	—	(1,453,681)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.240%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	03/01/2032	CAD	8,900,000	737,171	—	—	737,171	—
Fixed rate of 0.497%	ESTR	Receives Annually, Pays Annually	Morgan Stanley	03/03/2032	EUR	11,970,000	(1,601,620)	—	—	—	(1,601,620)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.951%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	04/01/2032	CAD	7,489,000	284,029	—	—	284,029	—
Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022	17

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.445%	ESTR	Receives Annually, Pays Annually	Morgan Stanley	05/04/2032	EUR	29,517,000	(1,544,730)	—	—	—	(1,544,730)
Fixed rate of 3.810%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	06/02/2032	AUD	22,862,000	(242,926)	—	—	—	(242,926)
3-Month SEK STIBOR	Fixed rate of 2.530%	Receives Quarterly, Pays Annually	Morgan Stanley	06/03/2032	SEK	153,301,000	269,481	—	—	269,481	—
SOFR	Fixed rate of 2.645%	Receives Annually, Pays Annually	Morgan Stanley	06/03/2032	USD	11,637,000	264,282	—	—	264,282	—
Fixed rate of 1.581%	ESTR	Receives Annually, Pays Annually	Morgan Stanley	06/03/2032	EUR	5,321,000	(225,717)	—	—	—	(225,717)
SOFR	Fixed rate of 2.696%	Receives Annually, Pays Annually	Morgan Stanley	07/06/2032	USD	41,168,000	816,231	—	—	816,231	—
Fixed rate of 2.040%	SONIA	Receives Annually, Pays Annually	Morgan Stanley	08/01/2032	GBP	17,398,000	(1,632,451)	—	—	—	(1,632,451)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.999%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	08/02/2032	CAD	58,851,000	2,369,120	—	—	2,369,120	—
Fixed rate of 0.306%	TONA	Receives Annually, Pays Annually	Morgan Stanley	08/03/2032	JPY	9,570,000,000	(698,634)	—	—	—	(698,634)
Total							(2,102,855)	—	—	19,435,420	(21,538,275)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	3,908,632	25,584	—	—	25,584	—
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	35,691,368	(268,609)	—	—	—	(268,609)
Total							(243,025)	—	—	25,584	(268,609)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.694	USD	5,000,000	(776,562)	2,917	—	(957,346)	183,701	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.694	USD	3,500,000	(543,594)	2,042	—	(653,624)	112,072	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.694	USD	2,500,000	(388,281)	1,458	—	(493,258)	106,435	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.694	USD	1,200,000	(186,374)	700	—	(277,419)	91,745	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.694	USD	750,000	(116,485)	438	—	(121,963)	5,916	—
18	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.694	USD	2,000,000	(310,625)	1,167	—	(314,286)	4,828	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.694	USD	5,000,000	(776,563)	2,917	—	(571,118)	—	(202,528)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	5.911	USD	4,000,000	(471,874)	2,333	—	(758,878)	289,337	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	6.088	USD	3,000,000	(421,269)	1,750	—	(430,592)	11,073	—
Total								(3,991,627)	15,722	—	(4,578,484)	805,107	(202,528)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month SEK STIBOR minus 0.004%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	09/21/2022	SEK	10,395,920	56,228	(1,402)	—	—	54,826	—
ESTR minus 0.007%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/21/2022	EUR	801,593	51,059	(105)	—	—	50,954	—
1-Month SEK STIBOR minus 0.004%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	09/21/2022	SEK	9,446,039	51,091	(1,279)	—	—	49,812	—
Overnight BRL CDI minus 0.007%	Total return on MSCI Brazil Net Return BRL Index	Monthly	JPMorgan	09/21/2022	BRL	6,184,915	42,269	5,918	—	—	48,187	—
ESTR minus 0.007%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/21/2022	EUR	663,307	42,251	(86)	—	—	42,165	—
ESTR minus 0.007%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/21/2022	EUR	559,592	35,645	(73)	—	—	35,572	—
28-Day MXN TIIE-Banxico minus 0.004%	Total return on MSCI Mexico Net Return MXN Index	Quarterly	JPMorgan	09/21/2022	MXN	7,535,834	28,218	1,216	—	—	29,434	—
ESTR minus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/21/2022	EUR	292,978	25,192	(39)	—	—	25,153	—
Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022	19

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month ZAR JIBAR plus 0.006%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/21/2022	ZAR	3,986,312	15,945	489	—	—	16,434	—
28-Day MXN TIIE-Banxico minus 0.004%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	09/21/2022	MXN	2,762,193	10,343	446	—	—	10,789	—
28-Day MXN TIIE-Banxico minus 0.004%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	09/21/2022	MXN	2,564,569	9,603	414	—	—	10,017	—
28-Day MXN TIIE-Banxico minus 0.004%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	09/21/2022	MXN	2,288,243	2,455	—	—	—	2,455	—
28-Day MXN TIIE-Banxico minus 0.004%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	09/21/2022	MXN	2,248,787	1,226	—	—	—	1,226	—
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.002%	Monthly	JPMorgan	09/21/2022	EUR	136,026	(7,014)	13	—	—	—	(7,001)
Total return on MSCI Switzerland Net Return CHF Index	SARON minus 0.002%	Monthly	JPMorgan	09/21/2022	CHF	471,231	(12,424)	53	—	—	—	(12,371)
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.002%	Monthly	JPMorgan	09/21/2022	EUR	941,463	(48,543)	88	—	—	—	(48,455)
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.002%	Monthly	JPMorgan	09/21/2022	EUR	1,109,187	(57,190)	103	—	—	—	(57,087)
Total return on MSCI Italy Net Return EUR Index	1-Month EURIBOR minus 0.002%	Monthly	JPMorgan	09/21/2022	EUR	1,273,831	(65,679)	118	—	—	—	(65,561)
Total							180,675	5,874	—	—	377,024	(190,475)

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DTOP Index Sep 22	Goldman Sachs	09/2022	ZAR	(117,160)	—	—	200	—
TAIEX Index Sep 22	Goldman Sachs	09/2022	TWD	123,344,400	—	—	—	(81,830)
WIG 20 Index Sep 22	Goldman Sachs	09/2022	PLN	1,315,800	—	—	—	(17,293)
Ibovespa Index Oct 22	Morgan Stanley	10/2022	BRL	(17,232,745)	—	—	111,802	—
Ibovespa Index Oct 22	Morgan Stanley	10/2022	BRL	12,785,585	—	—	—	(87,492)
KOSPI 200 Index Sep 22	Morgan Stanley	09/2022	KRW	(13,642,500,000)	—	—	—	(347,742)
Swiss Market Index Sep 22	Morgan Stanley	09/2022	CHF	(13,254,080)	—	—	26,827	—
Swiss Market Index Sep 22	Morgan Stanley	09/2022	CHF	19,012,000	—	—	—	(462,815)
Total					—	—	138,829	(997,172)

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

20	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month EURIBOR	Euro Interbank Offered Rate	0.230%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	0.815%
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	5.600%
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	8.821%
3-Month AUD BBSW	Bank Bill Swap Rate	2.457%
3-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	3.621%
3-Month NZD LIBOR	London Interbank Offered Rate	3.465%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	1.290%
6-Month AUD BBSW	Bank Bill Swap Rate	3.007%
6-Month EURIBOR	Euro Interbank Offered Rate	1.203%
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	3.290%
ESTR	Euro Short Term Rate	(0.091%)
Overnight BRL CDI	Interbank Certificate of Deposit	0.050%
SOFR	Secured Overnight Financing Rate	2.290%
SONIA	Sterling Overnight Index Average	1.690%
SARON	Swiss Average Rate Overnight	(0.200%)
TONA	Tokyo Overnight Average Rate	(0.041%)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2022, the total value of these securities amounted to $190,648,863, which represents 22.95% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2022.
(c)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2022 and is not reflective of the cash flow payments.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2022, the total value of these securities amounted to $9,522,659, which represents 1.15% of total net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2022.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at August 31, 2022:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
09/14/2052 2.500%	(40,000,000)	09/14/2022	(37,103,125)	(35,771,875)

(i)	Represents a security purchased on a when-issued basis.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The rate shown is the seven-day current annualized yield at August 31, 2022.
Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022	21

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2022 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.366%
	325,728,447	209,464,530	(175,923,216)	7,020	359,276,781	(37,757)	1,436,201	359,456,510
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
22	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2022

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